Deferred tax assets and liabilities - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,255	$ 2,487	[1]
Deferred tax liabilities	0	0
NET	2,255	2,487		$ 964	$ 935
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		1
Deferred tax liabilities		0
NET	0	1		31	169
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	37	44
Deferred tax liabilities	0	0
NET	37	44		37	23
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,218	2,442
Deferred tax liabilities	0	0
NET	2,218	2,442		$ 896	$ 743
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,255	2,487
Deferred tax liabilities	0	0
NET	2,255	2,487
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	$ 0	$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.